Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for CEO[1]	Compensation Actually Paid to the CEO[2]	Average Summary Compensation Table Total for Non-CEO NEOs[3]	Average Compensation Actually Paid to Non-CEO NEOs[4]	Value of Initial Fixed $100 Investment Based on		Net Income (Loss) (in millions)[7]	Adjusted EBITDA[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
2023	$14,678,639	$27,706,948	$2,980,464	$4,704,325	$214	$118	$205	$938
2022	$15,355,201	$4,644,914	$3,390,442	$1,542,704	$161	$98	$(120)	$675
2021	$14,242,424	$34,992,414	$3,051,633	$6,904,114	$241	$138	$1,108	$917

PEO Total Compensation Amount	$ 14,678,639	$ 15,355,201	$ 14,242,424
PEO Actually Paid Compensation Amount	27,706,948	$ 4,644,914	34,992,414
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total	Deduction of Grant Date Fair Value from Summary Compensation Table(a)	Other Adjustments to Summary Compensation Table(b)	Compensation Actually Paid
2023	$14,678,639	$11,583,518	$24,611,827	$27,706,948
2022	$15,355,201	$12,114,873	$1,404,586	$4,644,914
2021	$14,242,424	$11,390,360	$32,140,350	$34,992,414
(a) Deduction of Grant Date Fair Value from Summary Compensation Table: Amount reflects the grant date fair value of equity-based awards granted each year.
(b) Other Adjustments to Summary Compensation Table: The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total
2023	$13,213,712	$5,989,489	$5,408,626	$24,611,827
2022	$6,717,450	$(6,022,971)	$710,107	$1,404,586
2021	$21,483,799	$9,704,169	$952,383	$32,140,350
(3) Average Summary Compensation Table Total for Non-CEO NEOs: This column reflects the average of the total compensation amounts reported for the Non-CEO NEOs for each corresponding year in the “Total” Column of the Summary Compensation Table. The Non-CEO NEOs included for purposes of calculating the average amounts for fiscal year 2023 are Messrs. Stafeil, Dorlack, Huang and Berthelin and Ms. Tiltmann. The Non-CEO NEOs included for purposes of calculating the average amounts for fiscal year 2022 are Messrs. Stafeil, Dorlack and Huang and Ms. Tiltmann. The Non-CEO NEOs included for purposes of calculating the average amounts for fiscal year 2021 are Messrs. Stafeil, Dorlack, Huang and Berthelin.
(4) Compensation Actually Paid to Non-CEO NEOs: This column reflects the average CAP to our Non-CEO NEOs, calculated in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to the Non-CEO NEOs’ total compensation from the SCT for each year to determine CAP:

Non-PEO NEO Average Total Compensation Amount	2,980,464	$ 3,390,442	3,051,633
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,704,325	$ 1,542,704	6,904,114
Adjustment to Non-PEO NEO Compensation Footnote
(a) Deduction of Grant Date Fair Value from Summary Compensation Table: Amount reflects the grant date fair value of equity-based awards granted each year.
(b) Other Adjustments to Summary Compensation Table: The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years; (iii) change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
(5) Total Shareholder Return: This column shows the value at the end of each fiscal year of $100 invested in our common shares on September 30, 2020.
(6) Peer Group Total Shareholder Return: This column shows the value at the end of each fiscal year of $100 invested in the common shares of companies in the Dow Jones U.S. Auto Parts Index on September 30, 2020.
(7) Net Income: Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8) Adjusted EBITDA: Defined as income before income taxes and noncontrolling interests excluding net financing charges, restructuring, impairment and related costs, purchase accounting amortization, transaction gains/losses, other significant non-recurring items and net mark-to-market adjustments on pension and postretirement plans and excluding depreciation and stock-based compensation.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
The chart below shows the comparison of Compensation Actually Paid to our CEO and our Non-CEO NEOs and TSR for the Company and our TSR peer group, which consists of the companies within the Dow Jones U.S. Auto Parts Index.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss) The chart below shows the comparison of Compensation Actually Paid to our CEO and our Non-CEO NEOs and Net Income (Loss).
Tabular List, Table

Return on Sales	Cumulative Free Cash Flow	Relative Total Shareholder Return	Adjusted EBITDA

Total Shareholder Return Amount	$ 214	$ 161	241
Peer Group Total Shareholder Return Amount	118	98	138
Net Income (Loss)	$ 205,000,000	$ (120,000,000)	$ 1,108,000,000
Company Selected Measure Amount	938	675	917
PEO Name	Mr. Del Grosso
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Compensation Actually Paid and Adjusted EBITDA The chart below shows the comparison of Compensation Actually Paid to the CEO and our Non-CEO NEOs and Adjusted EBITDA.
Name	Adjusted EBITDA
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,583,518	$ 12,114,873	$ 11,390,360
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,611,827	1,404,586	32,140,350
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,213,712	6,717,450	21,483,799
PEO | Equity Awards Granted in Prior Years, Uvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,989,489	(6,022,971)	9,704,169
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,408,626	710,107	952,383
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,671,893	2,092,174	1,958,209
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,395,754	$ 244,436	$ 5,810,627